Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance at beginning	$ 651	$ 501
Additions	825	400
Depreciation charges	(662)	(277)
Foreign currency exchange difference	78	27
Balance at Ending	$ 892	$ 651